Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Changes in Unvested Ordinary Shares	A summary of the changes in the Company’s unvested ordinary shares from December 31, 2020 through December 31, 2022 are as follows:

	Number of	Weighted
	unvested	average
	ordinary	grant date
	shares	fair value
Unvested ordinary shares as of December 31, 2020	2,837,492	$6.38
Granted	—	—
Vested	(916,172)	5.61
Forfeited	(18,262)	6.80
Unvested ordinary shares as of December 31, 2021	1,903,058	$6.43
Granted	356,566	2.86
Vested	(915,817)	5.29
Forfeited	(49,004)	3.53
Unvested ordinary shares as of December 31, 2022	1,294,803	$4.89

Summary of Share Options Activity

The following table summarizes the Company’s share options activity for the year ended December 31, 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	1,357,847	$8.95	8.58	$10
Granted	1,859,614	$2.80
Exercised	—	$—
Forfeited	(223,820)	$7.59
Outstanding as of December 31, 2022	2,993,641	$6.18	8.51	$150
Exercisable as of December 31, 2022	581,514	$10.88	7.09	$—
Unvested as of December 31, 2022	2,412,127	$5.04	8.85	$150

Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees during the year ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,	Year Ended December 31,
	2022	2021
Expected term (in years)	6.04	6.02
Expected volatility	69.74%	72.15%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	2.00%	1.07%
Fair value of underlying ordinary shares	$3.06	$9.53

Summary of Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Research and development	$3,750	$3,362	$1,331
General and administrative	3,272	2,955	1,661
	$7,022	$6,317	$2,992